Loans and Leases - Schedule of Loan Modifications (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 599
Weighted Average Interest Rate Reduction		0.45%
Term Extension
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 477
Weighted Average Term Extension (Months)	14 months
Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		55
Weighted Average Payment Delay (Months)	6 months
Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 2
Weighted Average Interest Rate Reduction		3.83%
Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 49
Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	18 months
Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		2.93%
Term Extension and Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 7
Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	8 months
Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	6 months
Other than Insignificant Payment Delay And Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 3
Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	6 months
Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		5.25%
Term Extension, Interest Rate Reduction, and Other than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 6
Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	12 months
Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		1.00%
Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	6 months
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 419
Weighted Average Interest Rate Reduction		0.70%
Commercial | Term Extension
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 363
Weighted Average Term Extension (Months)	14 months
Commercial | Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		9
Weighted Average Payment Delay (Months)	7 months
Commercial | Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 2
Weighted Average Interest Rate Reduction		3.62%
Commercial | Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 45
Commercial | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	13 months
Commercial | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		2.90%
Commercial | Term Extension and Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Commercial | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	28 months
Commercial | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	16 months
Commercial | Other than Insignificant Payment Delay And Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Commercial | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	0 months
Commercial | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
Commercial | Term Extension, Interest Rate Reduction, and Other than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Commercial | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Commercial | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
Commercial | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Commercial | Commercial construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 4
Weighted Average Interest Rate Reduction		0.11%
Commercial | Commercial construction | Term Extension
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 4
Weighted Average Term Extension (Months)	9 months
Commercial | Commercial construction | Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		0
Weighted Average Payment Delay (Months)	0 months
Commercial | Commercial construction | Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Weighted Average Interest Rate Reduction		0.00%
Commercial | Commercial construction | Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Commercial | Commercial construction | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Commercial | Commercial construction | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
Commercial | Commercial construction | Term Extension and Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Commercial | Commercial construction | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Commercial | Commercial construction | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	0 months
Commercial | Commercial construction | Other than Insignificant Payment Delay And Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Commercial | Commercial construction | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	0 months
Commercial | Commercial construction | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
Commercial | Commercial construction | Term Extension, Interest Rate Reduction, and Other than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Commercial | Commercial construction | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Commercial | Commercial construction | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
Commercial | Commercial construction | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Commercial | Owner occupied commercial mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 19
Weighted Average Interest Rate Reduction		0.12%
Commercial | Owner occupied commercial mortgage | Term Extension
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 17
Weighted Average Term Extension (Months)	17 months
Commercial | Owner occupied commercial mortgage | Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		0
Weighted Average Payment Delay (Months)	0 months
Commercial | Owner occupied commercial mortgage | Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 2
Weighted Average Interest Rate Reduction		3.62%
Commercial | Owner occupied commercial mortgage | Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Commercial | Owner occupied commercial mortgage | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	36 months
Commercial | Owner occupied commercial mortgage | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		2.00%
Commercial | Owner occupied commercial mortgage | Term Extension and Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Commercial | Owner occupied commercial mortgage | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Commercial | Owner occupied commercial mortgage | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	0 months
Commercial | Owner occupied commercial mortgage | Other than Insignificant Payment Delay And Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Commercial | Owner occupied commercial mortgage | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	0 months
Commercial | Owner occupied commercial mortgage | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
Commercial | Owner occupied commercial mortgage | Term Extension, Interest Rate Reduction, and Other than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Commercial | Owner occupied commercial mortgage | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Commercial | Owner occupied commercial mortgage | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
Commercial | Owner occupied commercial mortgage | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Commercial | Non-owner occupied commercial mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 280
Weighted Average Interest Rate Reduction		2.43%
Commercial | Non-owner occupied commercial mortgage | Term Extension
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 240
Weighted Average Term Extension (Months)	12 months
Commercial | Non-owner occupied commercial mortgage | Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		0
Weighted Average Payment Delay (Months)	0 months
Commercial | Non-owner occupied commercial mortgage | Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Weighted Average Interest Rate Reduction		0.00%
Commercial | Non-owner occupied commercial mortgage | Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 40
Commercial | Non-owner occupied commercial mortgage | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	12 months
Commercial | Non-owner occupied commercial mortgage | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		3.00%
Commercial | Non-owner occupied commercial mortgage | Term Extension and Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Commercial | Non-owner occupied commercial mortgage | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Commercial | Non-owner occupied commercial mortgage | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	0 months
Commercial | Non-owner occupied commercial mortgage | Other than Insignificant Payment Delay And Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Commercial | Non-owner occupied commercial mortgage | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	0 months
Commercial | Non-owner occupied commercial mortgage | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
Commercial | Non-owner occupied commercial mortgage | Term Extension, Interest Rate Reduction, and Other than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Commercial | Non-owner occupied commercial mortgage | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Commercial | Non-owner occupied commercial mortgage | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
Commercial | Non-owner occupied commercial mortgage | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Commercial | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 116
Weighted Average Interest Rate Reduction		0.43%
Commercial | Commercial and industrial | Term Extension
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 102
Weighted Average Term Extension (Months)	20 months
Commercial | Commercial and industrial | Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		9
Weighted Average Payment Delay (Months)	7 months
Commercial | Commercial and industrial | Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Weighted Average Interest Rate Reduction		0.00%
Commercial | Commercial and industrial | Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 5
Commercial | Commercial and industrial | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	26 months
Commercial | Commercial and industrial | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		2.04%
Commercial | Commercial and industrial | Term Extension and Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Commercial | Commercial and industrial | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	28 months
Commercial | Commercial and industrial | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	16 months
Commercial | Commercial and industrial | Other than Insignificant Payment Delay And Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Commercial | Commercial and industrial | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	0 months
Commercial | Commercial and industrial | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
Commercial | Commercial and industrial | Term Extension, Interest Rate Reduction, and Other than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Commercial | Commercial and industrial | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Commercial | Commercial and industrial | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
Commercial | Commercial and industrial | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Commercial | Leases
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Weighted Average Interest Rate Reduction		0.00%
Commercial | Leases | Term Extension
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Weighted Average Term Extension (Months)	16 months
Commercial | Leases | Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		0
Weighted Average Payment Delay (Months)	0 months
Commercial | Leases | Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Weighted Average Interest Rate Reduction		0.00%
Commercial | Leases | Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Commercial | Leases | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Commercial | Leases | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
Commercial | Leases | Term Extension and Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Commercial | Leases | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Commercial | Leases | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	0 months
Commercial | Leases | Other than Insignificant Payment Delay And Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Commercial | Leases | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	0 months
Commercial | Leases | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
Commercial | Leases | Term Extension, Interest Rate Reduction, and Other than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Commercial | Leases | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Commercial | Leases | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
Commercial | Leases | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 16
Weighted Average Interest Rate Reduction		0.09%
Consumer | Term Extension
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 9
Weighted Average Term Extension (Months)	84 months
Consumer | Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		0
Weighted Average Payment Delay (Months)	0 months
Consumer | Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Weighted Average Interest Rate Reduction		4.44%
Consumer | Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 4
Consumer | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	61 months
Consumer | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		3.20%
Consumer | Term Extension and Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Consumer | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Consumer | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	0 months
Consumer | Other than Insignificant Payment Delay And Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 3
Consumer | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	6 months
Consumer | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		5.25%
Consumer | Term Extension, Interest Rate Reduction, and Other than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Consumer | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Consumer | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
Consumer | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Consumer | Residential mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 13
Weighted Average Interest Rate Reduction		0.10%
Consumer | Residential mortgage | Term Extension
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 7
Weighted Average Term Extension (Months)	90 months
Consumer | Residential mortgage | Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		0
Weighted Average Payment Delay (Months)	0 months
Consumer | Residential mortgage | Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Weighted Average Interest Rate Reduction		1.63%
Consumer | Residential mortgage | Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 3
Consumer | Residential mortgage | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	62 months
Consumer | Residential mortgage | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		3.31%
Consumer | Residential mortgage | Term Extension and Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Consumer | Residential mortgage | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Consumer | Residential mortgage | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	0 months
Consumer | Residential mortgage | Other than Insignificant Payment Delay And Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 3
Consumer | Residential mortgage | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	6 months
Consumer | Residential mortgage | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		5.25%
Consumer | Residential mortgage | Term Extension, Interest Rate Reduction, and Other than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Consumer | Residential mortgage | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Consumer | Residential mortgage | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
Consumer | Residential mortgage | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Consumer | Revolving mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 3
Weighted Average Interest Rate Reduction		0.13%
Consumer | Revolving mortgage | Term Extension
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 2
Weighted Average Term Extension (Months)	60 months
Consumer | Revolving mortgage | Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		0
Weighted Average Payment Delay (Months)	0 months
Consumer | Revolving mortgage | Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Weighted Average Interest Rate Reduction		1.74%
Consumer | Revolving mortgage | Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 1
Consumer | Revolving mortgage | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	57 months
Consumer | Revolving mortgage | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		2.92%
Consumer | Revolving mortgage | Term Extension and Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Consumer | Revolving mortgage | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Consumer | Revolving mortgage | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	0 months
Consumer | Revolving mortgage | Other than Insignificant Payment Delay And Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Consumer | Revolving mortgage | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	0 months
Consumer | Revolving mortgage | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
Consumer | Revolving mortgage | Term Extension, Interest Rate Reduction, and Other than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Consumer | Revolving mortgage | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Consumer | Revolving mortgage | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
Consumer | Revolving mortgage | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Consumer | Consumer auto
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Weighted Average Interest Rate Reduction		0.01%
Consumer | Consumer auto | Term Extension
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Weighted Average Term Extension (Months)	24 months
Consumer | Consumer auto | Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		0
Weighted Average Payment Delay (Months)	0 months
Consumer | Consumer auto | Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Weighted Average Interest Rate Reduction		0.00%
Consumer | Consumer auto | Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Consumer | Consumer auto | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	31 months
Consumer | Consumer auto | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.69%
Consumer | Consumer auto | Term Extension and Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Consumer | Consumer auto | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Consumer | Consumer auto | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	0 months
Consumer | Consumer auto | Other than Insignificant Payment Delay And Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Consumer | Consumer auto | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	0 months
Consumer | Consumer auto | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
Consumer | Consumer auto | Term Extension, Interest Rate Reduction, and Other than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Consumer | Consumer auto | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Consumer | Consumer auto | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
Consumer | Consumer auto | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Consumer | Consumer other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Weighted Average Interest Rate Reduction		0.03%
Consumer | Consumer other | Term Extension
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Weighted Average Term Extension (Months)	55 months
Consumer | Consumer other | Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		0
Weighted Average Payment Delay (Months)	0 months
Consumer | Consumer other | Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Weighted Average Interest Rate Reduction		9.65%
Consumer | Consumer other | Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Consumer | Consumer other | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	36 months
Consumer | Consumer other | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.25%
Consumer | Consumer other | Term Extension and Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Consumer | Consumer other | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Consumer | Consumer other | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	0 months
Consumer | Consumer other | Other than Insignificant Payment Delay And Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Consumer | Consumer other | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	0 months
Consumer | Consumer other | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
Consumer | Consumer other | Term Extension, Interest Rate Reduction, and Other than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Consumer | Consumer other | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
Consumer | Consumer other | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
Consumer | Consumer other | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
SVB
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 164
Weighted Average Interest Rate Reduction		0.30%
SVB | Term Extension
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 105
Weighted Average Term Extension (Months)	6 months
SVB | Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		46
Weighted Average Payment Delay (Months)	5 months
SVB | Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Weighted Average Interest Rate Reduction		0.00%
SVB | Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
SVB | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
SVB | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
SVB | Term Extension and Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 7
SVB | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	7 months
SVB | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	6 months
SVB | Other than Insignificant Payment Delay And Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
SVB | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	0 months
SVB | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
SVB | Term Extension, Interest Rate Reduction, and Other than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 6
SVB | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	12 months
SVB | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		1.00%
SVB | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	6 months
SVB | Investor dependent - early stage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 26
Weighted Average Interest Rate Reduction		1.88%
SVB | Investor dependent - early stage | Term Extension
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 3
Weighted Average Term Extension (Months)	4 months
SVB | Investor dependent - early stage | Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		17
Weighted Average Payment Delay (Months)	5 months
SVB | Investor dependent - early stage | Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Weighted Average Interest Rate Reduction		0.00%
SVB | Investor dependent - early stage | Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
SVB | Investor dependent - early stage | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
SVB | Investor dependent - early stage | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
SVB | Investor dependent - early stage | Term Extension and Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
SVB | Investor dependent - early stage | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	6 months
SVB | Investor dependent - early stage | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	6 months
SVB | Investor dependent - early stage | Other than Insignificant Payment Delay And Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
SVB | Investor dependent - early stage | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	0 months
SVB | Investor dependent - early stage | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
SVB | Investor dependent - early stage | Term Extension, Interest Rate Reduction, and Other than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 6
SVB | Investor dependent - early stage | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	12 months
SVB | Investor dependent - early stage | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		1.00%
SVB | Investor dependent - early stage | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	6 months
SVB | Investor dependent - growth stage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 36
Weighted Average Interest Rate Reduction		1.24%
SVB | Investor dependent - growth stage | Term Extension
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 8
Weighted Average Term Extension (Months)	9 months
SVB | Investor dependent - growth stage | Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		28
Weighted Average Payment Delay (Months)	5 months
SVB | Investor dependent - growth stage | Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Weighted Average Interest Rate Reduction		0.00%
SVB | Investor dependent - growth stage | Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
SVB | Investor dependent - growth stage | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
SVB | Investor dependent - growth stage | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
SVB | Investor dependent - growth stage | Term Extension and Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
SVB | Investor dependent - growth stage | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
SVB | Investor dependent - growth stage | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	0 months
SVB | Investor dependent - growth stage | Other than Insignificant Payment Delay And Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
SVB | Investor dependent - growth stage | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	0 months
SVB | Investor dependent - growth stage | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
SVB | Investor dependent - growth stage | Term Extension, Interest Rate Reduction, and Other than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
SVB | Investor dependent - growth stage | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
SVB | Investor dependent - growth stage | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
SVB | Investor dependent - growth stage | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
SVB | Innovation C&I and cash flow dependent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 79
Weighted Average Interest Rate Reduction		0.81%
SVB | Innovation C&I and cash flow dependent | Term Extension
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 72
Weighted Average Term Extension (Months)	4 months
SVB | Innovation C&I and cash flow dependent | Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		0
Weighted Average Payment Delay (Months)	0 months
SVB | Innovation C&I and cash flow dependent | Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Weighted Average Interest Rate Reduction		0.00%
SVB | Innovation C&I and cash flow dependent | Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
SVB | Innovation C&I and cash flow dependent | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
SVB | Innovation C&I and cash flow dependent | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
SVB | Innovation C&I and cash flow dependent | Term Extension and Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 7
SVB | Innovation C&I and cash flow dependent | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	7 months
SVB | Innovation C&I and cash flow dependent | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	5 months
SVB | Innovation C&I and cash flow dependent | Other than Insignificant Payment Delay And Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
SVB | Innovation C&I and cash flow dependent | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	0 months
SVB | Innovation C&I and cash flow dependent | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
SVB | Innovation C&I and cash flow dependent | Term Extension, Interest Rate Reduction, and Other than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
SVB | Innovation C&I and cash flow dependent | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
SVB | Innovation C&I and cash flow dependent | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
SVB | Innovation C&I and cash flow dependent | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
SVB | Private Bank
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 4
Weighted Average Interest Rate Reduction		0.04%
SVB | Private Bank | Term Extension
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 4
Weighted Average Term Extension (Months)	11 months
SVB | Private Bank | Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		0
Weighted Average Payment Delay (Months)	0 months
SVB | Private Bank | Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Weighted Average Interest Rate Reduction		0.00%
SVB | Private Bank | Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
SVB | Private Bank | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
SVB | Private Bank | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
SVB | Private Bank | Term Extension and Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
SVB | Private Bank | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
SVB | Private Bank | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	0 months
SVB | Private Bank | Other than Insignificant Payment Delay And Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
SVB | Private Bank | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	0 months
SVB | Private Bank | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
SVB | Private Bank | Term Extension, Interest Rate Reduction, and Other than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
SVB | Private Bank | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
SVB | Private Bank | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
SVB | Private Bank | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
SVB | CRE
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 14
Weighted Average Interest Rate Reduction		0.53%
SVB | CRE | Term Extension
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 14
Weighted Average Term Extension (Months)	9 months
SVB | CRE | Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		0
Weighted Average Payment Delay (Months)	0 months
SVB | CRE | Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Weighted Average Interest Rate Reduction		0.00%
SVB | CRE | Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
SVB | CRE | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
SVB | CRE | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
SVB | CRE | Term Extension and Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
SVB | CRE | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
SVB | CRE | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	0 months
SVB | CRE | Other than Insignificant Payment Delay And Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
SVB | CRE | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	0 months
SVB | CRE | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
SVB | CRE | Term Extension, Interest Rate Reduction, and Other than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
SVB | CRE | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
SVB | CRE | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
SVB | CRE | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
SVB | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 5
Weighted Average Interest Rate Reduction		0.16%
SVB | Other | Term Extension
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 4
Weighted Average Term Extension (Months)	6 months
SVB | Other | Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		1
Weighted Average Payment Delay (Months)	6 months
SVB | Other | Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
Weighted Average Interest Rate Reduction		0.00%
SVB | Other | Term Extension and Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
SVB | Other | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
SVB | Other | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
SVB | Other | Term Extension and Other Than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
SVB | Other | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	17 months
SVB | Other | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	17 months
SVB | Other | Other than Insignificant Payment Delay And Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
SVB | Other | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Payment Delay (Months)	0 months
SVB | Other | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
SVB | Other | Term Extension, Interest Rate Reduction, and Other than Insignificant Payment Delay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amortized Cost		$ 0
SVB | Other | Weighted Average Term Extension (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months
SVB | Other | Weighted Average Interest Rate Reduction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Interest Rate Reduction		0.00%
SVB | Other | Weighted Average Payment Delay (Months)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Weighted Average Term Extension (Months)	0 months